Going Conern (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Aug. 12, 2020	Dec. 31, 2018
Cash and cash equivalents	$ 1,710,000	$ 2,533,000	$ 3,209,000		$ 2,536,000
Accumulated deficit	(136,187,000)		(131,457,000)		(129,394,000)
Brooklyn Immunotherapeutics, LLC [Member]
Cash and cash equivalents	3,055,012
Accumulated deficit	(16,014,329)		(10,941,526)		$ (2,004,472)
Cash proceeds from sale of members' equity	$ 3,858,750	$ 7,395,750	$ 7,808,250
Brooklyn Immunotherapeutics, LLC [Member] | Subsequent Event [Member] | MergerAgreement with NTN Buzztime, Inc [Member]
Investments				$ 10,000,000